Fees Summary	Mar. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 818,622,695.01
Previously Paid Amount	0.00
Total Fee Amount	113,051.79
Total Offset Amount	0.00
Net Fee	$ 113,051.79